Property and Equipment, Net (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property and Equipment, Net
Less: Accumulated depreciation and amortization			$ (6,389,000)	$ (5,044,000)
Property and equipment, net	$ 3,458,000		4,555,000	2,822,000
Depreciation	$ 1,162,000	$ 1,095,000	1,506,000	1,300,000	$ 1,451,000
Amortization of capital leased assets			11,000	17,000	17,000
Computer software
Property and Equipment, Net
Property and equipment, gross			456,000	436,000
Computer equipment
Property and Equipment, Net
Property and equipment, gross			1,268,000	1,096,000
Machinery and equipment
Property and Equipment, Net
Property and equipment, gross			4,313,000	3,372,000
Furniture and fixtures
Property and Equipment, Net
Property and equipment, gross			636,000	578,000
Leasehold improvements
Property and Equipment, Net
Property and equipment, gross			679,000	655,000
Equipment held by customers
Property and Equipment, Net
Property and equipment, gross			3,475,000	1,718,000
Property and equipment, net			2,587,000	1,236,000
Depreciation recorded in cost of revenues			539,000	260,000	$ 378,000
Property and equipment, excluding construction-in-progress
Property and Equipment, Net
Property and equipment, gross			10,827,000	7,855,000
Construction-in-progress
Property and Equipment, Net
Property and equipment, gross			$ 117,000	$ 11,000